Trade Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2018
Trade and other current payables [abstract]
Summary of Trade Payables and Accrued Liabilities
	June 30, 2018	December 31, 2017
Trade payables	2,353	813
Amounts due to related parties (Note 9)	62	42
Accrued liabilities	5	114
	2,420	969